Share-Based Payment - Schedule of Share-Based Payment Arrangements (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
Share-Based Payment [Abstract]
No. of options, Options outstanding beginning	39,271	36,107
Weighted-average exercise price, Options outstanding beginning (in Dollars per share)	$ 83.679889	$ 65.196139
No. of options, Options granted	9,000	5,375
Weighted-average exercise price, Options granted (in Dollars per share)	$ 5.56	$ 203.774536
No. of options, Options exercised		(1,519)
Weighted-average exercise price, Options exercised (in Dollars per share)		$ 15.094163
No. of options, Options forfeited	(22,347)	(692)
Weighted-average exercise price, Options forfeited (in Dollars per share)	$ 33.000042	$ 201.972966
No. of options, Options outstanding ending	25,924	39,271
Weighted-average exercise price, Options outstanding ending (in Dollars per share)	$ 100.121485	$ 83.679889
No. of options, Options exercisable ending	13,889	32,825